Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Aerospace & Defense - 7.0%
Axon Enterprise, Inc. (A)	15,559	$ 2,892,885
BWX Technologies, Inc.	266,134	18,363,246
Hexcel Corp.	114,121	8,066,072

		29,322,203

Beverages - 1.5%
Celsius Holdings, Inc. (A)	43,868	6,347,699

Biotechnology - 2.9%
Exact Sciences Corp. (A)	123,257	12,022,488

Broadline Retail - 2.4%
Etsy, Inc. (A)	97,563	9,917,279

Building Products - 2.5%
Builders FirstSource, Inc. (A)	72,840	10,520,281

Capital Markets - 10.2%
Ares Management Corp., Class A	108,145	10,730,147
Hamilton Lane, Inc., Class A	185,571	16,410,044
MSCI, Inc.	28,191	15,450,923

		42,591,114

Commercial Services & Supplies - 1.9%
Clean Harbors, Inc. (A)	48,932	8,135,434

Electronic Equipment, Instruments & Components - 4.3%
CDW Corp.	95,460	17,857,702

Entertainment - 3.8%
Electronic Arts, Inc.	115,961	15,811,282

Food Products - 4.1%
Freshpet, Inc. (A)	229,836	16,902,139

Health Care Equipment & Supplies - 6.9%
Align Technology, Inc. (A)	27,526	10,401,800
Insulet Corp. (A)	27,944	7,733,502
Omnicell, Inc. (A)	165,889	10,475,890

		28,611,192

Health Care Providers & Services - 3.3%
Molina Healthcare, Inc. (A)	45,685	13,910,626

Health Care Technology - 3.0%
Veeva Systems, Inc., Class A (A)	61,685	12,597,311

Hotels, Restaurants & Leisure - 3.3%
Hilton Worldwide Holdings, Inc.	87,894	13,666,638

Interactive Media & Services - 3.2%
ZoomInfo Technologies, Inc. (A)	516,275	13,201,152

IT Services - 7.5%
Gartner, Inc. (A)	59,586	21,069,014
MongoDB, Inc. (A)	23,524	9,960,061

		31,029,075

Life Sciences Tools & Services - 10.5%
Agilent Technologies, Inc.	66,896	8,145,926
ICON PLC (A)	67,851	17,058,420

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Illumina, Inc. (A)	57,454	$ 11,039,786
Repligen Corp. (A)	43,158	7,404,186

		43,648,318

Oil, Gas & Consumable Fuels - 3.4%
Cheniere Energy, Inc.	88,210	14,277,671

Professional Services - 6.9%
Ceridian HCM Holding, Inc. (A)	189,662	13,429,966
TransUnion	190,883	15,211,467

		28,641,433

Semiconductors & Semiconductor Equipment - 3.6%
KLA Corp.	13,924	7,156,240
ON Semiconductor Corp. (A)	73,853	7,957,661

		15,113,901

Software - 2.0%
Cadence Design Systems, Inc. (A)	34,933	8,174,671

Textiles, Apparel & Luxury Goods - 2.5%
Lululemon Athletica, Inc. (A)	27,022	10,228,638

Total Common Stocks (Cost $362,209,061)		402,528,247

	Principal	Value
REPURCHASE AGREEMENT - 2.4%
Fixed Income Clearing Corp., 2.50% (B), dated 07/31/2023, to be repurchased at $10,049,872 on 08/01/2023. Collateralized by a U.S. Government Obligation, 0.63%, due 07/31/2026, and with a value of $10,250,161.	$ 10,049,175	10,049,175

Total Repurchase Agreement (Cost $10,049,175)		10,049,175

Total Investments (Cost $372,258,236)		412,577,422
Net Other Assets (Liabilities) - 0.9%		3,595,533

Net Assets - 100.0%		$ 416,172,955

Transamerica Funds	Page 1

Transamerica Mid Cap Growth

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$402,528,247	$—	$—	$402,528,247
Repurchase Agreement	—	10,049,175	—	10,049,175

Total Investments	$402,528,247	$10,049,175	$—	$412,577,422

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Rate disclosed reflects the yield at July 31, 2023.
(C)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica Mid Cap Growth

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Mid Cap Growth (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3